Assets and Liabilities Classified as Held for Sale (Details) $ in Thousands, $ in Millions	Jan. 14, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Assets and Liabilities Classified as Held for Sale [Line Items]
Cash and cash equivalents		$ 262,581	$ 101,757
Property, plant and equipment		24,990	1,334	$ 1,801
Right-of-use assets		7,844	2,572
Lease liabilities		$ 12,632	4,499	$ 3,583
Assets and liabilities classified as held for sale
Assets and Liabilities Classified as Held for Sale [Line Items]
Cash and cash equivalents			577
Prepayments and contract assets			1,125
Property, plant and equipment			621
Right-of-use assets			629
Trade and other receivables			330
Assets held for sale			3,282
Accruals and provisions			813
Lease liabilities			607
Trade and other payables			402
Liabilities directly associated with the assets held for sale			$ 1,822
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 1.8